Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In 2023, our Compensation Committee adopted our stand-alone clawback policy to comply with Nasdaq and SEC rules and to otherwise align with the prevailing market practice with respect to clawback policies. Under the policy, if Euronet is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the U.S. federal securities laws, the Compensation Committee shall, subject to limited exceptions, seek to recover “excess incentive-based compensation” from each individual who is a Section 16 officer or was a Section 16 officer during the performance period for such incentive-based compensation. For this purpose, excess incentive-based compensation generally is the amount of incentive-based compensation that is based on a financial performance measure that is in excess of the amount that otherwise would have been received had such incentive-based compensation been determined based on restated amounts in the accounting restatement. The clawback policy applies to incentive-based compensation for which the financial performance metric was attained during the three-year period preceding the date of the accounting restatement.